Going Concern (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Going Concern [Abstract]
Net loss	$ (135,469,133)	$ (9,516,577)	$ (1,247,426)
Accumulated deficit	(198,903,752)	(63,926,383)
Cash and cash equivalents	$ 176,229,874	$ 85,174,017	$ 7,924,468